INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 6 - INVENTORIES: Inventories consist of the following:
	December 31
	2024	2023
Raw materials	15,454	12,080
Finished products	44,094	33,015
Total inventories	59,548	45,095